SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Concentration credit risk
Significant accounting policies
Schedule of concentration risk:

	As of December 31,
	2021		2022
	RMB		RMB
Company A	87,825	16.4%	124,319	18.2%
Company B	269,460	50.1%	287,160	42.1%
Total	357,285	66.5%	411,479	60.3%

Related parties concentration risk
Significant accounting policies
Schedule of concentration risk:

	As of December 31,
	2021		2022
	RMB		RMB
Company C	286,341	96.9%	117,944	81.4%
Total	286,341	96.9%	117,944	81.4%

Customer concentration risk
Significant accounting policies
Schedule of concentration risk:

	For the years ended December 31,
	2020		2021		2022
	RMB		RMB		RMB
Company C	4,447,957	69.1%	3,340,857	53.5%	1,697,053	41.0%
Total	4,447,957	69.1%	3,340,857	53.5%	1,697,053	41.0%